INCOME TAXES - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax provision	$ 1,173,513	$ (656,467)	$ 1,468,535	$ 889,943
Effective tax rate percentage	1151.00%	(9.40%)	14.00%	2.70%
Unrecognized tax benefits			$ 0	$ 0
Interest and penalties related to uncertain tax positions			0	$ 0
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			84,709
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 84,709